                        DIMENSIONAL INVESTMENT GROUP INC.

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MARCH 30, 2002

                        U.S. Small Cap Value Portfolio II

     Effective  May 1,  2002,  the  U.S.  Small  Cap  Value  Portfolio  II  (the
"Portfolio")  will  no  longer  pay a fee to  Shareholder  Services  Agents  for providing  certain  recordkeeping  and other  services  for the  benefit  of the
Portfolio's  shareholders.  Consequently,  the following changes are made in the
Prospectus.

     The  Annual  Fund  Operating  Expenses  table and  Example on page 4 of the
Prospectus  are deleted,  and replaced with the following  restated  Annual Fund
Operating  Expenses table and Example,  which reflect the  Portfolio's  expenses without the payment of the Shareholder Services Agents' fee:

                        ANNUAL FUND OPERATING EXPENSES**
               (expenses that are deducted from Portfolio assets)

     Except as indicated  below,  the expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended
November 30, 2001.

Management Fee..................................................     0.21%  ***
Other Expenses..................................................     0.11%
                                                                     ----

Total Annual Operating Expenses.................................     0.32%
                                                                     ----
Fee Waiver and/or Expense Assumption............................     0.00%  ****
                                                                     ----

Net Expenses....................................................     0.32%
                                                                     ====

------------------

**   The Annual Fund  Operating  Expenses for the fiscal year ended November 30,
     2001 have been  restated to reflect  the  expenses  of the  Portfolio  as a result of the  elimination,  effective  May 1, 2002, of a fee that had been paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of 0.10% of the  aggregate  daily value of all shares of the Portfolio that were held in an account  maintained by such  Shareholder
     Services Agent.  For the period of December 1, 2001 through April 30, 2002, the Portfolio paid this fee on a monthly basis.

***  The "Management  Fee" includes an investment  management fee payable by the
     Master Fund and an administration fee payable by the Portfolio.  The amount set forth in "Other  Expenses"  represents  the  aggregate  amount  that is payable by both the Master Fund and the Portfolio.

**** Pursuant  to the  Fee  Waiver  and  Expense  Assumption  Agreement  for the
     Portfolio,  the Advisor has agreed to waive its  administration  fee and to assume the Portfolio's direct and indirect expenses (including the expenses the  Portfolio  bears as a  shareholder  of the Master  Fund) to the extent necessary  to limit the  expenses of the  Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio's  average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement  will not cause the Portfolio's  annualized expenses to exceed  0.75% of its average net assets.  The  Portfolio is not obligated to reimburse  the Advisor for fees waived or expenses  assumed by the  Advisor  more  than  thirty-six  months  prior  to the  date  of  such reimbursement.  The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect from year to year thereafter  unless terminated by
     Dimensional  Investment Group Inc. or the Advisor. Prior to the institution of the contractual  waiver  described above, the Portfolio was subject to a voluntary  fee waiver and expense  assumption  arrangement  at an identical rate.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be:

 1 Year                 3 Years                 5 Years                10 Years
 ------                 -------                 -------                --------
  $33                     $103                   $180                    $406

     The table summarizes the aggregate  estimated annual operating  expenses of both the Portfolio and Master Fund.

                   The date of this Supplement is May 1, 2002.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MARCH 30, 2002

                      DFA International Value Portfolio II

     Effective  May 1,  2002,  the DFA  International  Value  Portfolio  II (the
"Portfolio")  will  no  longer  pay a fee to  Shareholder  Services  Agents  for providing  certain  recordkeeping  and other  services  for the  benefit  of the
Portfolio's  shareholders.  Consequently,  the following changes are made in the
Prospectus.

     The Annual Fund  Operating  Expenses  table and Example on pages 4-5 of the
Prospectus  are deleted,  and replaced with the following  restated  Annual Fund
Operating  Expenses table and Example,  which reflect the  Portfolio's  expenses without the payment of the Shareholder Services Agents' fee:

                        ANNUAL FUND OPERATING EXPENSES**
               (expenses that are deducted from Portfolio assets)

     Except as indicated  below,  the expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended
November 30, 2001.

Management Fee.............................................         0.21%  ***
Other Expenses.............................................         0.20%
                                                                    ----

Total Annual Operating Expenses............................         0.41%
                                                                    ----
Fee Waiver and/or Expense Assumption.......................         0.00%  ****
                                                                    ----

Net Expenses...............................................         0.41%
                                                                           ====

------------------

**   The Annual Fund  Operating  Expenses for the fiscal year ended November 30,
     2001 have been  restated to reflect  the  expenses  of the  Portfolio  as a result of the  elimination,  effective  May 1, 2002, of a fee that had been paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of 0.10% of the  aggregate  daily value of all shares of the Portfolio that were held in an account  maintained by such  Shareholder
     Services Agent.  For the period of December 1, 2001 through April 30, 2002, the Portfolio paid this fee on a monthly basis.

***  The "Management  Fee" includes an investment  management fee payable by the
     Master Fund and an administration fee payable by the Portfolio.  The amount set forth in "Other  Expenses"  represents  the  aggregate  amount  that is payable by both the Master Fund and the Portfolio.

**** Pursuant  to the  Fee  Waiver  and  Expense  Assumption  Agreement  for the
     Portfolio,  the Advisor has agreed to waive its  administration  fee and to assume the Portfolio's direct and indirect expenses (including the expenses the  Portfolio  bears as a  shareholder  of the Master  Fund) to the extent necessary  to limit the  expenses of the  Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio's  average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement  will not cause the Portfolio's  annualized expenses to exceed  0.75% of its average net assets.  The  Portfolio is not obligated to reimburse  the Advisor for fees waived or expenses  assumed by the  Advisor  more  than  thirty-six  months  prior  to the  date  of  such reimbursement.  The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect from year to year thereafter  unless terminated by
     Dimensional  Investment Group Inc. or the Advisor. Prior to the institution of the contractual  waiver  described above, the Portfolio was subject to a voluntary  fee waiver and expense  assumption  arrangement  at an identical rate.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be:

1 Year                 3 Years                 5 Years                10 Years
------                 -------                 -------                --------
 $42                     $132                   $230                    $518

     The table summarizes the aggregate  estimated annual operating  expenses of both the Portfolio and Master Fund.

                   The date of this Supplement is May 1, 2002.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MARCH 30, 2002

                        U.S. Large Cap Value Portfolio II

     Effective  May 1,  2002,  the  U.S.  Large  Cap  Value  Portfolio  II  (the
"Portfolio")  will  no  longer  pay a fee to  Shareholder  Services  Agents  for providing  certain  recordkeeping  and other  services  for the  benefit  of the
Portfolio's  shareholders.  Consequently,  the following changes are made in the
Prospectus.

     The  Annual  Fund  Operating  Expenses  table and  Example on page 4 of the
Prospectus  are deleted,  and replaced with the following  restated  Annual Fund
Operating  Expenses table and Example,  which reflect the  Portfolio's  expenses without the payment of the Shareholder Services Agents' fee:

                        ANNUAL FUND OPERATING EXPENSES**
               (expenses that are deducted from Portfolio assets)

     Except as indicated  below,  the expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended
November 30, 2001.

Management Fee...............................................        0.11%  ***
Other Expenses...............................................        0.15%
                                                                     ----

Total Annual Operating Expenses..............................        0.26%
Fee Waiver and/or Expense Assumption.........................        0.00%  ****
                                                                     ----

Net Expenses.................................................        0.26%
                                                                     ====

------------------

**   The Annual Fund  Operating  Expenses for the fiscal year ended November 30,
     2001 have been  restated to reflect  the  expenses  of the  Portfolio  as a result of the  elimination,  effective  May 1, 2002, of a fee that had been paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of 0.10% of the  aggregate  daily value of all shares of the Portfolio that were held in an account  maintained by such  Shareholder
     Services Agent.  For the period of December 1, 2001 through April 30, 2002, the Portfolio paid this fee on a monthly basis.

***  The "Management  Fee" includes an investment  management fee payable by the
     Master Fund and an administration fee payable by the Portfolio.  The amount set forth in "Other  Expenses"  represents  the  aggregate  amount  that is payable by both the Master Fund and the Portfolio.

**** Pursuant  to the  Fee  Waiver  and  Expense  Assumption  Agreement  for the
     Portfolio,  the Advisor has agreed to waive its  administration  fee and to assume the Portfolio's direct and indirect expenses (including the expenses the  Portfolio  bears as a  shareholder  of the Master  Fund) to the extent necessary  to limit the  expenses of the  Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio's  average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement  will not cause the Portfolio's  annualized expenses to exceed  0.75% of its average net assets.  The  Portfolio is not obligated to reimburse  the Advisor for fees waived or expenses  assumed by the  Advisor  more  than  thirty-six  months  prior  to the  date  of  such reimbursement.  The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from April 1, 2002 to April 1, 2003, and shall continue in effect from year to year thereafter  unless terminated by
     Dimensional  Investment Group Inc. or the Advisor. Prior to the institution of the contractual  waiver  described above, the Portfolio was subject to a voluntary  fee waiver and expense  assumption  arrangement  at an identical rate.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be:

1 Year                 3 Years                 5 Years                10 Years
------                 -------                 -------                --------
 $27                     $84                    $146                    $331

     The table summarizes the aggregate  estimated annual operating  expenses of both the Portfolio and Master Fund.

                   The date of this Supplement is May 1, 2002.

                        DIMENSIONAL INVESTMENT GROUP INC.

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 30, 2002

                        U.S. Small Cap Value Portfolio II

     Effective  May 1,  2002,  the  U.S.  Small  Cap  Value  Portfolio  II  (the
"Portfolio")  will  no  longer  pay a fee to  Shareholder  Services  Agents  for providing  certain  recordkeeping  and other  services  for the  benefit  of the
Portfolio's  shareholders.  Consequently,  the  following  change is made in the
Statement of Additional Information.

The  last  sentence  of the  section  "Shareholder  Services"  on page 11 of the
Statement of Additional Information is deleted.

                   The date of this Supplement is May 1, 2002.

                        DIMENSIONAL INVESTMENT GROUP INC.

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 30, 2002

                      DFA International Value Portfolio II

     Effective  May 1,  2002,  the DFA  International  Value  Portfolio  II (the
"Portfolio")  will  no  longer  pay a fee to  Shareholder  Services  Agents  for providing  certain  recordkeeping  and other  services  for the  benefit  of the
Portfolio's  shareholders.  Consequently,  the  following  change is made in the
Statement of Additional Information.

The  last  sentence  of  the  third  paragraph  of the  section  "Administrative
Services" on page 11 of the Statement of Additional Information is deleted.

                   The date of this Supplement is May 1, 2002.

                        DIMENSIONAL INVESTMENT GROUP INC.

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 30, 2002

                        U.S. Large Cap Value Portfolio II

     Effective  May 1,  2002,  the  U.S.  Large  Cap  Value  Portfolio  II  (the
"Portfolio")  will  no  longer  pay a fee to  Shareholder  Services  Agents  for providing  certain  recordkeeping  and other  services  for the  benefit  of the
Portfolio's  shareholders.  Consequently,  the  following  change is made in the
Statement of Additional Information.

The  last  sentence  of the  section  "Shareholder  Services"  on page 11 of the
Statement of Additional Information is deleted.

                   The date of this Supplement is May 1, 2002.